Share-based compensation - Components (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,094	$ 378
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	397	262
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	204	116
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	449	0
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 44	$ 0